Schedule of share capital issued (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amount balance, beginning of period					$ 213,528
Private placement					8,692	$ 37
Issuance costs	$ (2)	$ (15)			(805)	$ (16)
Exercise of warrants, shares	109,545	3,736,400	228,000	321,735
Exercise of warrants	$ 75	$ 1,785	$ 101	$ 155
Amount balance, end of period		$ 213,528			$ 221,223		$ 213,528
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of period				41,535,755	53,618,357	41,535,755	41,535,755
Amount balance, beginning of period				$ 209,296	$ 213,528	$ 209,296	$ 209,296
Private placement, shares					5,502,108		7,466,568
Private placement					$ 8,692		$ 2,445
Issuance costs, shares							329,899
Issuance costs					$ (1,072)		$ (254)
Exercise of warrants, shares					109,545		4,286,135
Exercise of warrants					$ 75		$ 2,041
Balance, end of period		53,618,357			59,230,010		53,618,357
Amount balance, end of period		$ 213,528			$ 221,223		$ 213,528